Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000256460 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer U.S. Government Money Market Fund
Class Name	Class A
Trading Symbol	PMTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer U.S. Government Money Market Fund (the “Fund”) (successor to Pioneer U.S. Government Money Market Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.52%^
^	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[1]
Material Change Date	Apr. 01, 2025
Net Assets	$ 263,048,709
Holdings Count | Holding	20
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets	$263,048,709
Total number of portfolio holdings	20

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
U.S. Government and Agency Obligations	58.5%
Repurchase Agreements (Fully Collateralized by U.S. Government Securities)	41.5%
*	As a percentage of total investments.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with Victory Pioneer U.S. Government Money Market Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with Victory Pioneer U.S. Government Money Market Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256459 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer U.S. Government Money Market Fund
Class Name	Class Y
Trading Symbol	PRYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer U.S. Government Money Market Fund (the “Fund”) (successor to Pioneer U.S. Government Money Market Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$23	0.46%^
^	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[2]
Material Change Date	Apr. 01, 2025
Net Assets	$ 263,048,709
Holdings Count | Holding	20
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets	$263,048,709
Total number of portfolio holdings	20

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
U.S. Government and Agency Obligations	58.5%
Repurchase Agreements (Fully Collateralized by U.S. Government Securities)	41.5%
*	As a percentage of total investments.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with Victory Pioneer U.S. Government Money Market Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer U.S. Government Money Market Fund (the “Predecessor Fund”) reorganized with Victory Pioneer U.S. Government Money Market Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256472 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer AMT-Free Municipal Fund
Class Name	Class A
Trading Symbol	PBMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer AMT-Free Municipal Fund (the “Fund”) (successor to Pioneer AMT-Free Municipal Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.80%^
^	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[3]
Material Change Date	May 02, 2025
Net Assets	$ 597,567,090
Holdings Count | Holding	130	[4]
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$597,567,090%
Total number of portfolio holdings	130^^
Portfolio turnover rate	54%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
STATE DIVERSIFICATION
(as of June 30, 2025 )*
New York	10.3%
Texas	9.5%
California	9.3%
Florida	8.8%
Massachusetts	6.8%
Pennsylvania	6.5%
Virginia	5.4%
Ohio	4.3%
Colorado	4.0%
Puerto Rico	3.8%
Other States	31.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256470 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer AMT-Free Municipal Fund
Class Name	Class C
Trading Symbol	MNBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer AMT-Free Municipal Fund (the “Fund”) (successor to Pioneer AMT-Free Municipal Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.55%^
^	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.55%	[5]
Material Change Date	May 02, 2025
Net Assets	$ 597,567,090
Holdings Count | Holding	130	[6]
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$597,567,090%
Total number of portfolio holdings	130^^
Portfolio turnover rate	54%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
STATE DIVERSIFICATION
(as of June 30, 2025 )*
New York	10.3%
Texas	9.5%
California	9.3%
Florida	8.8%
Massachusetts	6.8%
Pennsylvania	6.5%
Virginia	5.4%
Ohio	4.3%
Colorado	4.0%
Puerto Rico	3.8%
Other States	31.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256471 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer AMT-Free Municipal Fund
Class Name	Class Y
Trading Symbol	PBYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer AMT-Free Municipal Fund (the “Fund”) (successor to Pioneer AMT-Free Municipal Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$24	0.49%^
^	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[7]
Material Change Date	May 02, 2025
Net Assets	$ 597,567,090
Holdings Count | Holding	130	[8]
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$597,567,090%
Total number of portfolio holdings	130^^
Portfolio turnover rate	54%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
STATE DIVERSIFICATION
(as of June 30, 2025 )*
New York	10.3%
Texas	9.5%
California	9.3%
Florida	8.8%
Massachusetts	6.8%
Pennsylvania	6.5%
Virginia	5.4%
Ohio	4.3%
Colorado	4.0%
Puerto Rico	3.8%
Other States	31.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer AMT-Free Municipal Fund (the “Predecessor Fund”) reorganized with Victory Pioneer AMT-Free Municipal Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256514 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund
Class Name	Class A
Trading Symbol	PIODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.89%^
^	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[9]
Material Change Date	Apr. 01, 2025
Net Assets	$ 9,269,811,918
Holdings Count | Holding	45	[10]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$9,269,811,918%
Total number of portfolio holdings	45^^
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	35.1%
Industrials	17.3%
Financials	15.0%
Basic Materials	10.7%
Consumer Discretionary	7.5%
Communication Services	4.0%
Health Care	3.6%
Energy	2.7%
Consumer Staples	2.1%
Utilities	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256518 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund
Class Name	Class C
Trading Symbol	PCODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.69%^
^	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.69%	[11]
Material Change Date	Apr. 01, 2025
Net Assets	$ 9,269,811,918
Holdings Count | Holding	45	[12]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$9,269,811,918%
Total number of portfolio holdings	45^^
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	35.1%
Industrials	17.3%
Financials	15.0%
Basic Materials	10.7%
Consumer Discretionary	7.5%
Communication Services	4.0%
Health Care	3.6%
Energy	2.7%
Consumer Staples	2.1%
Utilities	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256516 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund
Class Name	Class R
Trading Symbol	PIORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$69	1.32%^
^	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.32%	[13]
Material Change Date	Apr. 01, 2025
Net Assets	$ 9,269,811,918
Holdings Count | Holding	45	[14]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$9,269,811,918%
Total number of portfolio holdings	45^^
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	35.1%
Industrials	17.3%
Financials	15.0%
Basic Materials	10.7%
Consumer Discretionary	7.5%
Communication Services	4.0%
Health Care	3.6%
Energy	2.7%
Consumer Staples	2.1%
Utilities	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256515 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund
Class Name	Class R6
Trading Symbol	PIOKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.62%^
^	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[15]
Material Change Date	Apr. 01, 2025
Net Assets	$ 9,269,811,918
Holdings Count | Holding	45	[16]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$9,269,811,918%
Total number of portfolio holdings	45^^
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	35.1%
Industrials	17.3%
Financials	15.0%
Basic Materials	10.7%
Consumer Discretionary	7.5%
Communication Services	4.0%
Health Care	3.6%
Energy	2.7%
Consumer Staples	2.1%
Utilities	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256517 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund
Class Name	Class Y
Trading Symbol	PYODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Fund (the “Fund”) (successor to Pioneer Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$34	0.65%^
^	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[17]
Material Change Date	Apr. 01, 2025
Net Assets	$ 9,269,811,918
Holdings Count | Holding	45	[18]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$9,269,811,918%
Total number of portfolio holdings	45^^
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	35.1%
Industrials	17.3%
Financials	15.0%
Basic Materials	10.7%
Consumer Discretionary	7.5%
Communication Services	4.0%
Health Care	3.6%
Energy	2.7%
Consumer Staples	2.1%
Utilities	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256520 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Core Equity Fund
Class Name	Class A
Trading Symbol	PIOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the “Fund”) (successor to Pioneer Core Equity Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.85%^
^	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[19]
Material Change Date	Apr. 01, 2025
Net Assets	$ 1,925,702,336
Holdings Count | Holding	63	[20]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$1,925,702,336%
Total number of portfolio holdings	63^^
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	25.9%
Financials	22.4%
Industrials	11.4%
Health Care	8.4%
Communication Services	7.4%
Consumer Discretionary	6.2%
Consumer Staples	5.7%
Energy	5.6%
Basic Materials	3.7%
Utilities	2.3%
Real Estate	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256522 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Core Equity Fund
Class Name	Class C
Trading Symbol	PCOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the “Fund”) (successor to Pioneer Core Equity Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.64%^
^	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.64%	[21]
Material Change Date	Apr. 01, 2025
Net Assets	$ 1,925,702,336
Holdings Count | Holding	63	[22]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$1,925,702,336%
Total number of portfolio holdings	63^^
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	25.9%
Financials	22.4%
Industrials	11.4%
Health Care	8.4%
Communication Services	7.4%
Consumer Discretionary	6.2%
Consumer Staples	5.7%
Energy	5.6%
Basic Materials	3.7%
Utilities	2.3%
Real Estate	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256521 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Core Equity Fund
Class Name	Class R6
Trading Symbol	PCEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the “Fund”) (successor to Pioneer Core Equity Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.53%^
^	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[23]
Material Change Date	Apr. 01, 2025
Net Assets	$ 1,925,702,336
Holdings Count | Holding	63	[24]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$1,925,702,336%
Total number of portfolio holdings	63^^
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	25.9%
Financials	22.4%
Industrials	11.4%
Health Care	8.4%
Communication Services	7.4%
Consumer Discretionary	6.2%
Consumer Staples	5.7%
Energy	5.6%
Basic Materials	3.7%
Utilities	2.3%
Real Estate	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256519 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Core Equity Fund
Class Name	Class Y
Trading Symbol	PVFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Core Equity Fund (the “Fund”) (successor to Pioneer Core Equity Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$34	0.66%^
^	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[25]
Material Change Date	Apr. 01, 2025
Net Assets	$ 1,925,702,336
Holdings Count | Holding	63	[26]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$1,925,702,336%
Total number of portfolio holdings	63^^
Portfolio turnover rate	40%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	25.9%
Financials	22.4%
Industrials	11.4%
Health Care	8.4%
Communication Services	7.4%
Consumer Discretionary	6.2%
Consumer Staples	5.7%
Energy	5.6%
Basic Materials	3.7%
Utilities	2.3%
Real Estate	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Core Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Core Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	Annualized
[6]	Excluding short-term investments and all derivative contracts except for options purchased.
[7]	Annualized
[8]	Excluding short-term investments and all derivative contracts except for options purchased.
[9]	Annualized
[10]	Excluding short-term investments and all derivative contracts except for options purchased.
[11]	Annualized
[12]	Excluding short-term investments and all derivative contracts except for options purchased.
[13]	Annualized
[14]	Excluding short-term investments and all derivative contracts except for options purchased.
[15]	Annualized
[16]	Excluding short-term investments and all derivative contracts except for options purchased.
[17]	Annualized
[18]	Excluding short-term investments and all derivative contracts except for options purchased.
[19]	Annualized
[20]	Excluding short-term investments and all derivative contracts except for options purchased.
[21]	Annualized
[22]	Excluding short-term investments and all derivative contracts except for options purchased.
[23]	Annualized
[24]	Excluding short-term investments and all derivative contracts except for options purchased.
[25]	Annualized
[26]	Excluding short-term investments and all derivative contracts except for options purchased.